ING Equity Trust

ING Equity Dividend Fund

ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

Supplement dated October 1, 2010

to the Class A, Class B, Class C, Class I,

Class O, and Class W shares Prospectus dated September 30, 2010

On September 30, 2010, the Board of Trustees of ING Equity Trust (“Board”) approved an expense limitation agreement for Class I shares of ING Equity Dividend Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund effective September 30, 2010. The Prospectus is hereby amended as follows:

ING Equity Dividend Fund

1.             The Class I column of the Table entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Class		Class I(1)
Management Fees	%	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A
Administrative Services Fees	%	0.10
Other Expenses	%	0.92
Total Annual Fund Operating Expenses	%	1.67
Waivers and Reimbursements(2)%		(0.87)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.80

2.             The footnotes to the table are deleted and replaced with the following:

(1)           Based on Class A shares’ expenses adjusted for current contractual rates and class specific differences.

(2)           The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2011. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2011. There is no guarantee that this obligation will continue after October 1, 2011. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

3.             The Class I row of the table entitled “Expense Examples” on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$82	441	825	1,903

ING MidCap Opportunities Fund

4.             Column 1 and the Class I column of the table entitled “Annual Fund Operating Expenses” on page 9 of the Prospectus are deleted in there entirety and replaced with the following:

Class		Class I(1)
Management Fees	%	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A
Administrative Services Fees	%	0.10
Other Expenses	%	0.35
Total Annual Fund Operating Expenses	%	1.20
Waivers and Reimbursements(2)%		(0.29)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.91

5.             The footnotes to the table are deleted and replaced with the following:

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.75%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.50% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2011. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 0.91%, 1.35%, and 1.10% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively through October 1, 2011. There is no guarantee that this obligation will continue after October 1, 2011. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

6.             The Class I row of the table entitled “Expense Examples” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$93	352	632	1,429

ING SmallCap Opportunities Fund

7.             Column 1 and the Class I column of the table entitled “Annual Fund Operating Expenses” on page 17 of the Prospectus are deleted in their entirety and replaced with the following:

Class		Class I(1)
Management Fees	%	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A
Administrative Services Fees	%	0.10
Other Expenses	%	0.29
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses(2)%		1.30
Waivers and Reimbursements(3)%		(0.19)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.11

8.             The Footnotes to the table are deleted and replaced with the following:

(1)           Expense ratios have been adjusted to reflect current contractual rates.

2

(2)           Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)           The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.10%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2011. There is no guarantee this obligation will continue after October 1, 2011. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser.  The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

9.             The Class I row of the table entitled “Expense Examples” on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$113	393	695	1,551

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

ING Equity Trust

ING Equity Dividend Fund

ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

Supplement dated October 1, 2010

to the Class A, Class B, Class C, Class I, Class O, and Class W shares

Statement of Additional Information (“SAI”) dated September 30, 2010

On September 30, 2010, the Board of Trustees of ING Equity Trust (“Board”) approved an expense limitation agreement for Class I shares of ING Equity Dividend Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund effective September 30, 2010. The SAI is hereby amended as follows:

The first paragraph including the table and footnotes under “Advisory Fees Waived or Recouped and Distribution Fees Waived” on page 90 of the SAI is hereby deleted in its entirety and replaced with the following:

ING Investments and ING Investments Distributor, LLC have entered into expense limitation agreements with the Funds (except SmallCap Opportunities Fund(1)) pursuant to which ING Investments, ING Investments Distributor, LLC, and a Sub-Adviser, as applicable, has agreed to waive or limit their fees.  In connection with these agreements and certain U.S. tax requirements, ING Investments and ING Investments Distributor, LLC, as applicable, will assume other expenses so that the total annual ordinary operating expenses of these Funds, which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments, ING Investments Distributor, LLC, or a Sub-Adviser do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I	Class O	Class W
Equity Dividend Fund(2)	1.25%	2.00%	2.00%	1.00%	N/A	1.00%
Growth Opportunities(3)	1.40%	2.05%	2.05%	1.05%	N/A	1.05%
MidCap Opportunities (4)	1.75%	2.45%	2.45%	1.45%	1.70%	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.20%
Value Choice	1.40%	2.15%	2.15%	1.15%	1.40%	1.15%

(1)                                 Effective September 30, 2010, pursuant to a side agreement, ING Investments, LLC effected expense limits for SmallCap Opportunities Fund through October 1, 2011. The expense limits for SmallCap Opportunities Fund are 1.50%, 2.25%, 2.25%, 1.10%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

(2)                                 Effective September 30, 2010, pursuant to a side agreement, ING Investments, LLC effected an expense limit for Class I shares of Equity Dividend Fund to 0.80% through October 1, 2011. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. Any fees waived pursuant to the side agreement are subject to possible recoupment.

(3)                                 Effective January 27, 2010, pursuant to a side agreement, ING Investments, LLC has lowered the contractual expense limits for Growth Opportunities Fund through October 1, 2011 to 1.35%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively.  There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. If, after October 1, 2011, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above.

(4)                                 Effective September 30, 2010, pursuant to a side agreement, ING Investments, LLC has lowered the contractual expense limits for MidCap Opportunities Fund through October 1, 2011 to 1.35%, 2.10%, 2.10%, 0.91%, 1.35%, and 1.10% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively.  There is no guarantee that the side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it.  If, after October 1, 2011, ING Investments, LLC elects not to renew the side agreement the expense limits will revert to the limits listed in the table above.  Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE